CONDENSED SEPARATE FINANCIAL INFORMATION OF KYIVSTAR GROUP LTD. - Condensed Income Statement (Details) - Kyivstar Group Ltd. $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Condensed Income Statements, Captions [Line Items]
Other operating gains	$ (1)
Listing expense	(162)
Operating (loss)	(163)
Finance costs	(5)
Profit/(loss) for the year	$ (168)